Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (7,536,540)	$ (4,720,858)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	164,767	61,084
Accrued interest on convertible notes		103,701
Amortization of debt discount (sale of future revenues)	295	95,284
Amortization of debt discount - notes	1,196,843	117,588
Debt conversion expense on induced conversion of convertible notes		112,133
Extinguishment loss on debt settlement		2,791,087
Gain on sale of property and equipment	(13,312)	(8,521)
Increase in allowance for doubtful accounts	18,804
Stock-based compensation	2,114,529	188,100
Changes in operating assets and liabilities:
(Increase) / Decrease in accounts receivable	458,322	(566,435)
(Increase) in inventory	(2,478,256)	(1,683,602)
(Increase) / Decrease in prepaid/in-transit inventory	939,614	(728,033)
(Increase) in prepaid expenses and other current assets	(100,088)	(69,552)
(Increase) in deposits		(55,784)
Increase / (Decrease) in accounts payable	(3,792)	11,177
(Decrease) in customer deposits	(436,590)
Increase in accrued expenses and other current liabilities	165,546	494,553
(Decrease) in liability for refunds		(58,000)
Increase in right-of-use assets and lease liabilities	41,286	19,248
Net cash used in operating activities	(5,468,572)	(3,896,830)
Cash flows from investing activities
Purchases of property and equipment	(567,370)	(113,694)
Net proceeds from sale of property and equipment	51,678
Net cash used in investing activities	(515,692)	(113,694)
Cash flows from financing activities
Payments on line of credit and short-term revolving loans	(550,000)	(280,000)
Proceeds from issuance of long-term debt		1,385,000
Principal payments on long-term debt	(1,798,420)	(26,687)
Proceeds from sale of future revenues, net of discount		125,000
Payments on liability for sale of future revenues	(11,797)	(329,626)
Proceeds from issuance of convertible notes, net of discount		2,781,000
Net proceeds from issuance of common stock	14,772,487	838,400
Net cash provided by financing activities	12,412,270	4,493,087
Net change in cash and cash equivalents	6,428,006	482,563
Cash and cash equivalents, beginning	773,238	290,675
Cash and cash equivalents, ending	7,201,244	773,238
Supplemental disclosure of cash flow information:
Cash paid for interest	435,152	341,257
Cash paid for franchise taxes	300	1,829
Non-cash operating activities:
Convertible notes and accrued interest converted to common stock		173,157
Reclassification of accrued interest to long-term debt		5,183
Reclassification of modified convertible note to long-term debt		100,000
Reclassification of modified member promissory note to convertible notes		250,000
Issuance of common stock in exchange for property and equipment		20,000
Acquisition/modification of operating lease right-of-use asset and lease liability	2,348,509	1,268,089
Purchases of property and equipment in exchange for long-term debt	181,430	183,058
Purchases of property and equipment in exchange for short-term payable	170,863
Reclassification of deposit to property and equipment		2,000
Conversion of 2021 convertible notes into common stock		3,282,701
Fair value of warrants issued in connection with long-term debt recorded as debt discount and additional paid-in capital		1,072,160
Membership contributions reclassified to additional paid-in capital upon conversion to C corporation		$ 827,290